Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Percentage of guaranteed subsidiaries by the parent companies	100.00%	100.00%